As Filed with the U.S. Securities and Exchange Commission on May 21, 2012

File Nos. 333-84797 and 811-09525

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES

                                                  ACT OF 1933                                           (X)

PRE-EFFECTIVE AMENDMENT NO.___                             (    )

POST-EFFECTIVE AMENDMENT NO. 25                             (X)

and

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                      (X)

AMENDMENT NO. 25     (X)

RYDEX DYNAMIC FUNDS
(Exact Name of Registrant as Specified in Charter)

805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C.  20004

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (date) pursuant to paragraph (b)(1)(v) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 25 relates to H-Class Shares, A-Class Shares, and C-Class Shares of each series of Rydex Dynamic Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 25 to Registration Statement 333-84797 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 21st day of May, 2012.

Rydex Dynamic Funds

/s/Donald C. Cacciapaglia
Donald C. Cacciapaglia
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia	Member of the Board of Trustees	May 21, 2012
Donald C. Cacciapaglia

_______*____________	Member of the Board of Trustees	May 21, 2012
J.Kenneth Dalton

_______*____________	Member of the Board of Trustees	May 21, 2012
John O. Demaret

_______*____________	Member of the Board of Trustees	May 21, 2012
Patrick T. McCarville

_______*____________	Member of the Board of Trustees	May 21, 2012
Roger Somers

_______*____________	Member of the Board of Trustees	May 21, 2012
Corey A. Colehour

_______*____________	Member of the Board of Trustees	May 21, 2012
Werner E. Keller

_______*____________	Member of the Board of Trustees	May 21, 2012
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	May 21, 2012
Nikolaos Bonos

* /s/ Nikolaos Bonos
Nikolaos Bonos

*      Attorney-in-Fact, pursuant to power of attorney

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase